Accounting Policies (Fair Value Of Stock Options Awarded) (Details)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Accounting Policies [Abstract]
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2	7.2	7.1